Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Current assets		$ 919,788	$ 329,543
Non-current assets		1,562,545	1,178,831
Current liabilities		(227,937)	(105,005)
Non-current liabilities		(978,388)	(691,581)
Carrying amount of NCI		209,185	88,436
Revenue		386,470	373,473	$ 364,012
(Loss)/profit after tax		504,225	2,442	444,838
Other comprehensive (loss)/income		(19,807)	15,359	(6,191)
(Loss)/profit attributable to NCI		(2,881)	15,801	10,625
Cash flows from operating activities		92,196	85,389	52,379
Cash flows from investing activities		(221,580)	(4,980)	(113,383)
Cash flows from financing activites excluding dividends paid to NCI		255,810	(73,648)	(1,217,601)
Effect of changes in the exchange rate on cash and cash equivalents		12,605	9,269	(7,660)
Net (decrease)/increase in cash and cash equivalents		$ 126,426	$ 6,761	$ (1,278,605)
OPC [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1]	39.09%	35.31%	32.23%
Current assets		$ 693,913	$ 204,128	$ 184,211
Non-current assets		1,040,400	807,133	720,469
Current liabilities		(221,975)	(100,313)	(77,792)
Non-current liabilities		(980,028)	(663,328)	(624,570)
Net assets		532,310	247,620	202,318
Carrying amount of NCI		208,080	87,435	65,215	$ 20,000	$ 14,000
Revenue		385,625	373,142	363,262
(Loss)/profit after tax		(12,583)	34,366	26,266
Other comprehensive (loss)/income		(2,979)	15,569	(14,280)
(Loss)/profit attributable to NCI		(2,567)	16,433	11,396
OCI attributable to NCI		(616)	4,353	(4,554)
Cash flows from operating activities		104,898	109,254	85,581
Cash flows from investing activities		(643,942)	(41,123)	(102,080)
Cash flows from financing activites excluding dividends paid to NCI		489,919	(40,539)	(34,474)
Dividends paid to NCI		(12,412)	(13,501)
Effect of changes in the exchange rate on cash and cash equivalents		12,566	9,202	(7,570)
Net (decrease)/increase in cash and cash equivalents		$ (48,971)	$ 23,293	$ (58,543)

[1]	The NCI percentage represents the effective NCI of the Group.